Expense Example	Jan. 28, 2026 USD ($)
Timber Point Global Allocations Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 221
Expense Example, with Redemption, 3 Years	789
Expense Example, with Redemption, 5 Years	1,384
Expense Example, with Redemption, 10 Years	2,994
Timber Point Alternative Income Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	205
Expense Example, with Redemption, 3 Years	690
Expense Example, with Redemption, 5 Years	1,201
Expense Example, with Redemption, 10 Years	$ 2,605